Note 20 - Fair Value of collateral received (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Collateral Received
Securities and other financial assets accepted as collateral	€ 309,107	€ 260,003
Of which: [Abstract]
collateral sold or repledged	€ 254,856	€ 222,232